SUPPLEMENT DATED JANUARY 24, 2011
TO
STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2010

WEALTHQUEST™ III VARIABLE UNIVERSAL LIFE
CONTRACT FORM NUMBERS WQVUL08 AND WQVUL
AMERICAN NATIONAL VARIABLE LIFE SEPARATE ACCOUNT
(REGISTRANT)
AMERICAN NATIONAL INSURANCE COMPANY
(DEPOSITOR)

This supplement updates certain information contained in your Statement of Additional Information.  Please read it carefully and keep it for future reference.

As of December 31, 2010, Securities Management and Research, Inc. (SM&R) was sold and is no longer a subsidiary of American National Insurance Company.  SM&R’s new address and new officers and directors are disclosed in this supplement.

On page 1, the Principal Underwriter reference is deleted and replaced with the following:

Securities Management and Research, Inc.*
701 Tama Street, Building B
P. O. Box 868
Marion, IA  52302-0868

*As of December 31, 2010, Securities Management and Research, Inc was sold and is no longer a subsidiary of American National Insurance Company.

On page 5, the second paragraph is deleted and replaced with the following:

Pursuant to a Distribution and Selling Agreement with Securities Management and Research, Inc. ("SM&R"), SM&R acts as the principal underwriter on behalf of American National for distribution of the Contracts. SM&R’s home office is located at 701 Tama Street, Building B, P. O. Box 868, Marion, IA  52302-0868. SM&R offers the Contracts through: (i) selling agreements with other broker/dealers (“selling brokers”) registered under the Securities Exchange Act of 1934 (the “34 Act”) to sell the Contracts; and (ii) its own registered representatives. The selling brokers also sell the Contracts through registered representatives. The registered representatives are registered with the Financial Industry Regulatory Authority (“FINRA”) and with the states in which they do business. Those registered representatives are also licensed as insurance producers in the states in which they do business and are appointed by us.

SM&R’s Officers and Directors are as follows:

Name	Position	Principal Business Address
Thomas J. Berthel	Director, CEO & President	701 Tama Street, Building B, P. O. Box 868, Marion, IA 52302-0868
Ronald O. Brendengen	Director, Executive Vice President	701 Tama Street, Building B, P. O. Box 868, Marion, IA 52302-0868
Seth R. Gilkes	Director, Chief Financial Officer & Vice President of Finance	701 Tama Street, Building B, P. O. Box 868, Marion, IA 52302-0868
Brian W. Schilling	Chief Compliance Officer	701 Tama Street, Building B, P. O. Box 868, Marion, IA 52302-0868